Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of estimated useful lives company' s property and equipment

Computer equipment	3 – 4 years
Software	3 years
Furniture and fixtures	5 years
Leasehold improvements	Lesser of useful life or the term of the lease